Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.89%	4.75%
Expected return on assets	5.50%	6.00%
Rate of compensation increase	3.31%	4.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.97%
Expected return on assets	4.66%
Healthcare cost trend rate
Before Age 65	8.48%
Age 65 and after	7.50%
Assumed Ultimate Medical Inflation Rate	5.00%
Year in which Ultimate Rate is reached	2017